Restatement of Previously Issued Unaudited Condensed Financial Statements (Tables)	6 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Unaudited Condensed Financial Statements [Abstract]
Schedule of Condensed Consolidated Balance Sheet	Management concluded that the previously issued unaudited condensed financial statements for the three and six months ended December 31, 2024 should be restated to correct the following error:
	December 31, 2024
Condensed consolidated balance sheet	As previously reported	Adjustments	As restated

Accounts payable and accrued liabilities	$7,684,195	$2,300,000	$9,984,195
Current liabilities	11,182,502	2,300,000	13,482,502
Total liabilities	17,178,984	2,300,000	19,478,984
Accumulated deficit	(115,498,661)	(2,300,000)	(117,798,661)
Total stockholders’ deficit	$(974,302)	$(2,300,000)	$(3,274,302)

Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
	Three months ended December 31, 2024
Condensed consolidated statements of operations and comprehensive income (loss)	As previously reported	Adjustments	As restated

Transaction costs	$2,368,895	$2,300,000	$4,668,895
Operating expenses	5,477,187	2,300,000	7,777,187
Income (loss) before taxes	32,521,103	(2,300,000)	30,221,103
Net income (loss)	32,521,108	(2,300,000)	30,221,108
Comprehensive income (loss)	$32,522,167	$(2,300,000)	$30,222,167
	Six months ended December 31, 2024
Condensed consolidated statements of operations and comprehensive income (loss)	As previously reported	Adjustments	As restated

Transaction costs	$3,117,436	$2,300,000	$5,417,436
Operating expenses	7,377,128	2,300,000	9,677,128
Income (loss) before taxes	25,108,928	(2,300,000)	22,808,928
Net income (loss)	25,108,933	(2,300,000)	22,808,933
Comprehensive income (loss)	$25,109,992	$(2,300,000)	$22,809,992

Schedule of Condensed Consolidated Statements of Cash Flows
	Six months ended December 31, 2024
Condensed consolidated statements of cash flows	As previously reported	Adjustments	As restated

Operating activities
Net income (loss)	$25,108,933	$(2,300,000)	$22,808,933
Non-cash transaction cost	1,347,526	2,300,000	3,647,526
Cash used in operating activities	$(6,636,484)	$-	$(6,636,484)

Schedule of Condensed Consolidated Statements of Changes in Stockholders’ Deficit
	December 31, 2024
Condensed consolidated statements of changes in stockholders’ deficit	As previously reported	Adjustments	As restated

Net income	$32,521,108	$(2,300,000)	$30,221,108
Accumulated deficit	(115,498,661)	(2,300,000)	(117,798,661)
Total stockholders’ deficit	$(974,302)	$(2,300,000)	$(3,274,302)